Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)
	Equity compensation plan
Unvested Units	Units	Value
Unvested on January 1, 2024	247,934	$3,769
Granted	96,104	1,671
Vested	(96,104)	(1,671)
Unvested on June 30, 2024	247,934	$3,769